Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 844	¥ 217
Payables under repurchase agreements	18,087	17,553
Payables under securities lending transactions	403	689
Other short-term borrowings	2,271	1,803
Long-term debt	576	2,490
Total	¥ 22,180	¥ 22,752